UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                          FORM 13F

                                    FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karsch Capital Management, LP

Address:  110 East 59th Street
          22nd Floor
          New York, NY 10022

13F File Number: 028-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Karsch
Title:  Principal
Phone:  (212) 507-9782


Signature, Place and Date of Signing:


/s/ Michael A. Karsch               New York, NY               November 14, 2007
---------------------------------  ---------------             -----------------
     [Signature]                    [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           3

Form 13F Information Table Entry Total:     35
Form 13F Information Table Value Total:  $1,162,623
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F                  File Number Name
----      -------------------       ----------------

1.        028-10580                Karsch Associates, LLC
2.        028-10579                Karsch Capital II, LP
3.        028-10586                Karsch Capital, Ltd.

                           FORM 13F INFORMATION TABLE
                         KARSCH CAPITAL MANAGEMENT, L.P.
                               September 30, 2007

        COLUMN 1            COLUMN 2       COLUMN 3      COLUMN 4     COLUMN 5             COLUMN 6    COLUMN 7      COLUMN 8
                                                         VALUE      SHS OR    SH/ PUT     INVESTMENT   OTHER     VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP        (x$1000)    PRN AMT   PRN CALL    DISCRETION    MGRS     SOLE  SHARED   NONE
ADVANCE AUTO PARTS INC        COM          00751Y106     10,484     312,409  SH             SOLE       NONE      312,409
AMERICAN TOWER CORP           CL A         029912201     18,493     424,726  SH             SOLE       NONE      424,726
ANNTAYLOR STORES CORP         COM          036115103     11,324     357,561  SH             SOLE       NONE      357,561
CISCO SYS INC                 COM          17275R102     93,942   2,835,575  SH             SOLE       NONE    2,835,575
CROWN HOLDINGS INC            COM          228368106     12,456     547,268  SH             SOLE       NONE      547,268
CSK AUTO CORP                 COM          125965103     43,631   4,096,830  SH             SOLE       NONE    4,096,830
DISCOVERY HOLDING CO       CLA A COM       25468Y107     35,458   1,229,049  SH             SOLE       NONE    1,229,049
DOMTAR CORP                   COM          257559104     34,879   4,253,498  SH             SOLE       NONE    4,253,498
E M C CORP MASS               COM          268648102     31,323   1,505,908  SH             SOLE       NONE    1,505,908
E TRADE FINANCIAL CORP        COM          269246104     16,044   1,229,400  SH             SOLE       NONE    1,229,400
EBAY INC                      COM          278642103     66,266   1,698,245  SH             SOLE       NONE    1,698,245
EQUINIX INC                 COM NEW        29444U502      6,918      78,000  SH             SOLE       NONE       78,000
FISERV INC                    COM          337738108     72,050   1,416,625  SH             SOLE       NONE    1,416,625
FREEDOM ACQUISITION HLDGS UNIT 12/28/2011  35645F202     36,480   2,561,826  SH             SOLE       NONE    2,561,826
GARTNER INC                   COM          366651107     88,479   3,617,303  SH             SOLE       NONE    3,617,303
GENERAL MTRS CORP             COM          370442105      4,902     133,570  SH             SOLE       NONE      133,570
HIBBETT SPORTS INC            COM          428567101      8,060     325,000  SH             SOLE       NONE      325,000
ISHARES TR                S&P 100 IDX FD   464287101      1,860      26,000  SH             SOLE       NONE       26,000
ISHARES TR                S&P SMLCAP 600   464287804      1,869      26,800  SH             SOLE       NONE       26,800
MARTIN MARIETTA MATLS INC     COM          573284106      4,788      35,850  SH             SOLE       NONE       35,850
MCDONALDS CORP                COM          580135101      7,178     131,779  SH             SOLE       NONE      131,779
NETFLIX INC                   COM          64110L106      7,252     349,495  SH             SOLE       NONE      349,495
NUTRI SYS INC NEW             COM          67069D108      7,795     166,239  SH             SOLE       NONE      166,239
NYSE EURONEXT                 COM          629491101        540       6,820  SH             SOLE       NONE        6,820
OFFICE DEPOT INC              COM          676220106     10,875     527,380  SH             SOLE       NONE      527,380
SBA COMMUNICATIONS CORP       COM          78388J106     93,671   2,655,060  SH             SOLE       NONE    2,655,060
SELECT COMFORT CORP           COM          81616X103     16,754   1,201,000  SH             SOLE       NONE    1,201,000
SHIRE PLC                 SPONSORED ADR    82481R106     11,273     152,380  SH             SOLE       NONE      152,380
TEMPUR PEDIC INTL INC         COM          88023U101     68,290   1,910,220  SH             SOLE       NONE    1,910,220
TEXTRON INC                   COM          883203101     30,164     484,880  SH             SOLE       NONE      484,880
THERMO FISHER SCIENTIFIC INC  COM          883556102    106,870   1,851,527  SH             SOLE       NONE    1,851,527
TUESDAY MORNING CORP        COM NEW        899035505      8,545     950,533  SH             SOLE       NONE      950,533
UNITED TECHNOLOGIES CORP      COM          913017109     22,014     273,540  SH             SOLE       NONE      273,540
VERISIGN INC                  COM          92343E102     72,282   2,142,324  SH             SOLE       NONE    2,142,324
WILLIAMS COS INC DEL          COM          969457100     99,414   2,918,784  SH             SOLE       NONE    2,918,784
